Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000210871 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000210871 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000210871 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000210871 | United States Treasury Bill, 5.19%, 09/05/2024
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000210871 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000210871 | U.S. Treasury Note, 0.625%, 10/15/2024
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000210871 | U.S. Treasury Bond, 2.75%, 08/15/2032
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000210871 | Suncor Energy, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000210871 | United States Treasury Bill, 5.13%, 07/25/2024
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000210871 | Occidental Petroleum Corp. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000210871 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000210871 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000210871 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	11.66%
C000210871 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	25.92%
C000210872 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000210872 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000210872 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000210872 | United States Treasury Bill, 5.19%, 09/05/2024
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000210872 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000210872 | U.S. Treasury Note, 0.625%, 10/15/2024
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000210872 | U.S. Treasury Bond, 2.75%, 08/15/2032
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000210872 | Suncor Energy, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000210872 | United States Treasury Bill, 5.13%, 07/25/2024
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000210872 | Occidental Petroleum Corp. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000210872 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000210872 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000210872 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	11.66%
C000210872 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	25.92%
C000210870 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000210870 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000210870 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000210870 | United States Treasury Bill, 5.19%, 09/05/2024
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000210870 | Ginnie Mae II Pool, 2.00%, 12/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000210870 | U.S. Treasury Note, 0.625%, 10/15/2024
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000210870 | U.S. Treasury Bond, 2.75%, 08/15/2032
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000210870 | Suncor Energy, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000210870 | United States Treasury Bill, 5.13%, 07/25/2024
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000210870 | Occidental Petroleum Corp. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000210870 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000210870 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000210870 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	11.66%
C000210870 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	25.92%